Long-Term Prepaid Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Prepaid Expenses [Line Items]
Lease Term	45 years
Amortization of long-term prepaid expenses	$ 165,169	$ 171,419	$ 180,192
Land Use Rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	$ 8,200,000